FAIR VALUE MEASUREMENTS - Fair value hierarchy for assets and liabilities measured at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	$ 0	$ 0
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	0	0
Fair Value, Liabilities, Level 1 to Level 2 Transfers, Amount	$ 0	$ 0
Significant Other Unobservable Inputs (Level 3) | Terminal growth rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill measurement input	2.50%
Significant Other Unobservable Inputs (Level 3) | Forecasted inflation rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill measurement input	2.50%
Significant Other Unobservable Inputs (Level 3) | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill measurement input	12.00%
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ (340)
Recurring | Significant Other Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ (340)